Shareholder Report, Holdings (Details) - Multi-Manager International Equity Strategies Fund - Institutional Class	Feb. 28, 2025
SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Kering SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Rolls-Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Barclays Bank PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Alstom SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Renesas Electronics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.20%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.70%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.80%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%